MEG-Q3

Quarterly Report
August 31, 2026
MFS®  Growth Fund

Portfolio of Investments
8/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace & Defense – 2.0%
Curtiss-Wright Corp.	174,824	$101,840,225
Howmet Aerospace, Inc.	1,848,937	452,897,118
RTX Corp.	978,090	203,178,636
		$757,915,979
Auto & Auto Components – 0.9%
Tesla, Inc. (a)	911,659	$335,444,929
Brokerage & Asset Managers – 1.2%
KKR & Co., Inc.	1,407,997	$154,485,431
LPL Financial Holdings, Inc.	378,745	140,186,780
Robinhood Markets, Inc. (a)	1,684,868	176,591,015
		$471,263,226
Chemicals – 0.8%
Linde PLC	659,395	$322,826,604
Construction – 0.9%
Ferguson Enterprises, Inc.	518,294	$116,362,186
Vulcan Materials Co.	895,700	241,462,806
		$357,824,992
Consumer Services – 1.8%
Airbnb, Inc., “A” (a)	2,400,265	$439,776,553
Uber Technologies, Inc. (a)	3,458,248	261,616,461
		$701,393,014
Diversified Financial Services – 4.2%
Mastercard, Inc., “A”	2,282,554	$1,345,131,898
NASDAQ, Inc.	2,789,817	275,103,854
		$1,620,235,752
Electrical Equipment – 2.6%
Amphenol Corp., “A”	3,123,363	$495,209,204
Eaton Corp. PLC	804,840	323,449,099
Emerson Electric Co.	1,260,040	192,080,497
		$1,010,738,800
Energy - Renewables – 1.9%
GE Vernova, Inc.	819,714	$736,537,620
Engineering - Construction – 0.2%
Comfort Systems USA, Inc.	61,046	$94,353,919
Entertainment & Leisure – 0.5%
Live Nation Entertainment, Inc. (a)	610,494	$109,821,766
Take-Two Interactive Software, Inc. (a)	334,708	73,535,347
		$183,357,113
Food & Beverages – 0.7%
Monster Worldwide, Inc. (a)	5,976,129	$274,423,844
Global Systemically Important Banks – 0.8%
Goldman Sachs Group, Inc.	308,181	$316,162,888

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Hardware, Peripherals, & Assembly – 11.7%
Apple, Inc.	7,386,147	$2,340,300,677
Arista Networks, Inc. (a)	3,795,669	742,774,467
Coherent Corp. (a)	263,667	73,254,603
Micron Technology, Inc.	623,923	598,173,698
Sandisk Corp. of Delaware (a)	58,432	91,545,414
Seagate Technology Holdings PLC	702,556	581,983,339
SK hynix, Inc., ADR	757,601	124,685,972
		$4,552,718,170
Interactive Media Services – 13.5%
Alphabet, Inc., “A”	12,169,404	$4,129,687,247
Alphabet, Inc., “C”	553,085	185,510,240
Meta Platforms, Inc., “A”	1,657,308	948,543,661
		$5,263,741,148
Machinery & Tools – 1.6%
Caterpillar, Inc.	331,085	$264,030,355
Ingersoll Rand, Inc.	1,437,042	110,724,086
Trane Technologies PLC	583,604	259,353,618
		$634,108,059
Media – 1.6%
Spotify Technology S.A. (a)	824,180	$448,040,732
TKO Group Holdings, Inc.	865,953	158,131,677
		$606,172,409
Medical & Health Technology & Services – 0.3%
IDEXX Laboratories, Inc. (a)	233,858	$130,186,410
Medical Equipment – 4.8%
Abbott Laboratories	1,567,506	$172,989,962
Boston Scientific Corp. (a)	3,383,339	163,415,274
Danaher Corp.	1,827,154	390,207,008
Medline, Inc., “A” (a)	4,057,477	142,133,419
Medtronic PLC	3,272,632	296,664,091
Thermo Fisher Scientific, Inc.	1,132,526	698,881,795
		$1,864,291,549
Metals & Mining – 0.6%
Cameco Corp.	1,036,571	$102,371,752
Freeport-McMoRan, Inc.	1,519,041	115,052,165
		$217,423,917
Natural Gas - Pipeline – 1.2%
Cheniere Energy, Inc.	720,609	$210,194,439
Williams Cos., Inc.	3,370,951	252,989,873
		$463,184,312
Non-Global Systemically Important Banks – 0.3%
PNC Financial Services Group, Inc.	494,045	$118,388,003
Oil Services – 0.5%
Baker Hughes Co.	3,253,098	$206,734,378
Pharmaceuticals & Biotechnology – 1.4%
Eli Lilly & Co.	116,540	$134,805,314
Gilead Sciences, Inc.	2,788,295	408,039,090
		$542,844,404

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 0.9%
Starbucks Corp.	3,305,786	$351,239,763
Retail & E-commerce – 3.5%
Amazon.com, Inc. (a)	4,163,396	$1,081,525,379
O'Reilly Automotive, Inc. (a)	132,564	11,771,683
Ross Stores, Inc.	1,162,583	265,696,719
		$1,358,993,781
Semiconductor & Electronic Components – 25.5%
Advanced Micro Devices (a)	875,100	$411,927,072
Applied Materials, Inc.	1,111,394	509,451,896
ASML Holding N.V.	145,600	245,530,855
Broadcom, Inc.	4,215,217	1,561,063,464
KLA Corp.	2,620,904	459,837,607
NVIDIA Corp.	27,501,093	6,071,691,312
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,624,512	674,692,324
		$9,934,194,530
Software – 9.7%
Autodesk, Inc. (a)	837,088	$216,412,361
Axon Enterprise, Inc.	241,949	137,078,625
Cadence Design Systems, Inc. (a)	1,036,466	351,133,952
Microsoft Corp.	3,932,262	1,994,797,190
MongoDB, Inc. (a)	510,771	231,568,248
ServiceNow, Inc. (a)	540,648	80,010,498
Shopify, Inc. (a)	2,113,301	311,437,168
Snowflake, Inc., “A” (a)	1,337,851	443,403,957
		$3,765,841,999
Telecom - Infrastructure – 0.3%
Equinix, Inc., REIT	106,151	$111,110,375
Telecom Services – 1.0%
Space Exploration Technologies, “A” (a)	2,761,434	$396,790,451
Tobacco – 0.8%
Philip Morris International, Inc.	1,642,469	$307,634,444
Travel, Gaming, & Lodging – 1.5%
Hilton Worldwide Holdings, Inc.	1,393,312	$440,676,719
Viking Holdings Ltd. (a)	1,536,985	132,395,888
		$573,072,607
Total Common Stocks		$38,581,149,389
Mutual Funds (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 3.75% (v)	205,186,471	$205,206,990

Other Assets, Less Liabilities – 0.3%		116,543,217
Net Assets – 100.0%		$38,902,899,596

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $205,206,990 and
$38,581,149,389, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$38,581,149,389	$—	$—	$38,581,149,389
Investment Companies	205,206,990	—	—	205,206,990
Total	$38,786,356,379	$—	$—	$38,786,356,379
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended August 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$170,071,529	$5,566,122,924	$5,530,965,697	$(21,484)	$(282)	$205,206,990

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$6,421,356	$—